Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance at beginning of year	£ 445	£ 460
Exchange differences	(1)	(20)
Lease payments	(169)	(182)
Interest	24	25	£ 10
Additions	142	161
Acquisition of companies and businesses	4	1
Balance at end of year	445	445	460
Non-current	315	318
Current	130	127
Total	£ 445	£ 445	£ 460